Note 36 - Transactions on behalf of third parties (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions on behalf of third parties
Financial instruments entrusted by third parties	€ 624,822	€ 637,761	€ 664,911
Conditional bills and other securities received for collection	14,775	16,054	15,064
Securities lending	5,485	3,968	4,125
Total transactions with third parties	€ 645,081	€ 657,783	€ 684,100